Condensed Financial Information of Registrant (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax (expense) benefit			$ 0
Social Finance, Inc.
Income Taxes
Income tax (expense) benefit	$ (1,099,000)	$ (57,000)		$ 104,468,000	$ (98,000)	$ 958,000
Commitments, Guarantees and Contingencies
Letters of credit outstanding with financial institutions	9,300,000		9,300,000	9,300,000	9,400,000
Intercompany Transactions [Abstract]
Related party notes receivable	$ 0		17,923,000	17,923,000	9,174,000
Parent Company | Social Finance, Inc.
Income Taxes
Deferred tax assets			17,101,000	17,101,000	8,445,000
Income tax (expense) benefit				113,548,000	5,122,000	$ (33,914,000)
Commitments, Guarantees and Contingencies
Letters of credit outstanding with financial institutions			8,600,000	8,600,000	8,600,000
Portion of letters of credit collateralized by cash			2,600,000	2,600,000	2,600,000
Intercompany Transactions [Abstract]
Related party notes receivable			17,923,000	17,923,000	9,174,000
Parent Company | Social Finance, Inc. | Affiliated Entity | Management Services
Intercompany Transactions [Abstract]
Related party notes receivable			2,780,000	2,780,000	3,654,000
Parent Company | Social Finance, Inc. | Affiliated Entity | Promissory Note
Intercompany Transactions [Abstract]
Related party notes receivable			$ 69,072,000	$ 69,072,000	$ 298,269,000
Parent Company | Social Finance, Inc. | LIBOR | Affiliated Entity | Promissory Note
Intercompany Transactions [Abstract]
Interest rate				2.00%